SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Redbanc S.A. [Member]
Disclosure of associates [line items]
Associates		Redbanc S.A.
Main activity		ATM services
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		33.43%	33.43%	33.43%
Transbank S.A. [Member]
Disclosure of associates [line items]
Associates		Transbank S.A.
Main activity		Debit and credit card services
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		25.00%	25.00%	25.00%
Centro de Compensacion Automatizado [Member]
Disclosure of associates [line items]
Associates		Centro de Compensación Automatizado
Main activity		Electronic fund transfer and compensation services
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		33.33%	33.33%	33.33%
Sociedad interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Associates		Sociedad Interbancaria de Depósito de Valores S.A.
Main activity		Delivery of securities on public offer
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		29.29%	29.29%	29.29%
Camara Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Associates		Cámara Compensación de Alto Valor S.A
Main activity		Payments clearing
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share	[1],[2],[3],[4]	15.00%	14.93%	14.23%
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Associates		Administrador Financiero del Transantiago S.A.
Main activity		Administration of boarding passes to public transportation
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		20.00%	20.00%	20.00%
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Associates		Sociedad Nexus S.A.
Main activity		Credit card processor
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share		12.90%	12.90%	12.90%
Servicios de infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Associates		Servicios de Infraestructura de Mercado OTC S.A.
Main activity		Administration of the infrastructure for the financial market of derivative instruments
Place of incorporation and operation		Santiago, Chile
Percentage of ownership share	[1],[2]	12.07%	12.07%	11.11%

[1]	During the last quarter of 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA" and "Servicios de Market Infrastructure OTC SA ", the Bank's share in those companies increased to 14.93% and 12.07% respectively.
[2]	During the third quarter of 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA" and "Servicios de Market Infrastructure OTC SA ", the Bank's share in those companies increased to 14.84% and 11.93% respectively.
[3]	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA", the Bank's share increased to 15.00%.
[4]	In October 2015, HSBC Bank Chile sold its ownership share in Camara de Compensacion de Pagos de Alto Valor S.A. to Banco Santander Chile, increasing our participation to 14.23%.